TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Trade Receivables
Trade accounts receivables are stated net of allowance for expected credit losses.

(in thousands of $)	2023	2022	2021
Trade accounts receivable	30,231	15,397	29,135
Allowance for expected credit losses	(422)	(447)	(297)
Total trade accounts receivable, net	29,809	14,950	28,838

Schedule of Changes in Allowance For Doubtful Accounts
Movements in allowance for credit losses in the three years ended December 31, 2023 are summarized as follows:

(in thousands of $)
Balance as of December 31, 2020	165
Additions charged to income	297
Deductions credited to trade receivables	(165)
Balance as of December 31, 2021	297
Additions charged to income	447
Deductions credited to trade receivables	(297)
Balance as of December 31, 2022	447
Additions charged to income	422
Deductions credited to trade receivables	(447)
Balance as of December 31, 2023	422